Document And Entity Information	12 Months Ended
Dec. 31, 2018 shares
Warrants expired, exercise price (in CAD per share)
Entity Registrant Name	AURYN RESOURCES INC.
Entity Central Index Key	0001514597
Trading Symbol	aug
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	86,015,208
Document Type	40-F
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false